Income Taxes - Temporary differences and tax loss carry forwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Deferred income tax assets, net	$ 19,379,313	$ 17,149,590	$ 17,520,493
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	2,925,086	4,678,136
Accrued liabilities
Income Taxes
Deferred income tax assets	3,058,391	3,115,699
Deferred income tax assets, net	3,058,391	3,115,699	4,312,485
Allowance for expected credit losses
Income Taxes
Deferred income tax assets	458,366	606,257
Deferred income tax assets, net	458,366	606,257	607,773
Customer advances
Income Taxes
Deferred income tax assets	1,820,602	1,583,352
Deferred income tax assets, net	1,820,602	1,583,352	2,335,751
Property, plant and equipment, net
Income Taxes
Deferred income tax assets	6,798,230	4,643,270
Deferred income tax assets, net	6,798,230	4,643,270	3,923,889
Financial expenses pending tax deduction
Income Taxes
Deferred income tax assets	4,904,829	1,112,726
Deferred income tax assets, net	4,904,829	1,112,726	1,040,210
Investments
Income Taxes
Deferred income tax assets	398
Deferred income tax assets, net	398
Operating tax loss
Income Taxes
Deferred income tax assets	3,129,246	4,014,487
Capital tax loss
Income Taxes
Deferred income tax assets	3,642,421	5,823,813
Right-of-use assets
Income Taxes
Deferred income tax derived from assets (liabilities)	864,910
Investments
Income Taxes
Deferred income tax liabilities		(722,530)
Deferred income tax assets, net		(722,530)	(700,285)
Prepaid expenses and other items
Income Taxes
Deferred income tax liabilities	(824,656)	(476,430)
Derivative financial instruments
Income Taxes
Deferred income tax liabilities	(550,399)	(44,618)
Deferred income tax assets, net	(550,399)	(44,618)	(130,879)
Intangible assets and transmission rights
Income Taxes
Deferred income tax liabilities	(3,491,393)	(2,842,087)
Deferred income tax assets, net	(3,491,393)	(2,842,087)	(2,642,515)
Lease liabilities
Income Taxes
Deferred income tax derived from assets (liabilities)	147,618
Deferred income tax assets of Mexican companies
Income Taxes
Deferred income tax assets, net	18,946,035	16,813,939
Deferred income tax assets of certain foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 433,278	$ 335,651	$ 246,813